Goodwill (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill by Segment
The following tables summarize the changes in the carrying amounts of goodwill, by segment, for the fiscal years ended March 31, 2018 and March 31, 2017, respectively.

(in millions)	GBS	GIS	Total
Goodwill, gross	$2,171	$2,446	$4,617
Accumulated impairment losses	(701)	(2,061)	(2,762)
Balance as of March 31, 2017, net	1,470	385	1,855

Additions	2,877	2,598	5,475
Foreign currency translation	184	105	289

Goodwill, gross	5,232	5,149	10,381
Accumulated impairment losses	(701)	(2,061)	(2,762)
Balance as of March 31, 2018, net	$4,531	$3,088	$7,619

(in millions)	GBS	GIS	Total
Goodwill, gross	$1,615	$2,424	$4,039
Accumulated impairment losses	(701)	(2,061)	(2,762)
Balance as of April 1, 2016, net	914	363	1,277

Additions	655	34	689
Foreign currency translation	(99)	(12)	(111)

Goodwill, gross	2,171	2,446	4,617
Accumulated impairment losses	(701)	(2,061)	(2,762)
Balance as of March 31, 2017, net	$1,470	$385	$1,855